Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Four Reportable Segments	The following summary describes the products and services offered in each of the reorganized reportable segments:
Segments	Business Activities
Corporate finance services	-	Providing capital raising, debt financing, secondary offerings and financial advisory services
	-	Providing corporate consultancy services
Wealth management services	-	Providing securities related services for commission and handling income by offering securities dealing and brokerage services, IPO subscription and other financing services
	-	Providing investment advisory services
Asset management services	-	Providing asset management services for asset management fee, performance fee and fund subscription fee
Virtual assets services	-	Providing services for virtual assets trading, virtual assets spot ETFs subscription and redemption

Schedule of Key Financial Performance Measures of the Segments

Year ended March 31, 2025

	Corporate finance services segment	Wealth management services segment	Asset management services segment	Virtual assets services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Revenues - excluding interest income	999	1,120	655	15	-	2,789
Revenues - interest income	-	30	-	-	-	30
Total revenues	999	1,150	655	15	-	2,819

Sales and marketing expenses	(451)	(23)	-	-	(1,006)	(1,480)
Employee benefits expenses	-	-	-	-	(2,290)	(2,290)
Depreciation and amortization	-	-	-	-	(99)	(99)
General and administrative expenses	(70)	(846)	(38)	(180)	(6,450)	(7,584)
Reversal of (provision for) expected credit losses	(2)	36	58	-	410	502
Total expenses	(523)	(833)	20	(180)	(9,435)	(10,951)

Interest income	-	-	-	-	46	46
Other income	-	-	-	-	16	16
Interest expenses	-	-	-	-	(5)	(5)
Share of results of an associate	-	-	-	-	(54)	(54)
Loss on disposal of an associate	-	-	-	-	(100)	(100)
Impairment loss of long-term investments	-	-	-	-	(290)	(290)
Total other expenses, net	-	-	-	-	(387)	(387)

Income (loss) before income tax expense	476	317	675	(165)	(9,822)	(8,519)

Total assets	99	191	58	-	11,960	12,308
Total liabilities	-	(5,124)	-	-	(2,453)	(7,577)

Net assets (liabilities)	99	(4,933)	58	-	9,507	4,731

Year ended March 31, 2024

	Corporate finance services segment	Wealth management services segment	Asset management services segment	Virtual assets services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Revenues - excluding interest income	120	3,172	871	-	-	4,163
Revenues - interest income	-	128	-	-	-	128
Total revenues	120	3,300	871	-	-	4,291

Sales and marketing expenses	-	(15)	-	-	(927)	(942)
Employee benefits expenses	-	-	-	-	(5,043)	(5,043)
Depreciation and amortization	-	-	-	-	(30)	(30)
General and administrative expenses	-	(387)	52	-	(1,517)	(1,852)
Provision for expected credit losses	-	(385)	(59)	-	(410)	(854)
Total expenses	-	(787)	(7)	-	(7,927)	(8,721)

Interest income	-	-	-	-	29	29
Other income	-	-	-	-	3	3
Share of results of an associate	-	-	-	-	(3)	(3)
Total other income, net	-	-	-	-	29	29

Income (loss) before income tax expense	120	2,513	864	-	(7,898)	(4,401)

Total assets	-	8,470	246	-	6,685	15,401
Total liabilities	-	(5,136)	-	-	(1,341)	(6,477)

Net assets	-	3,334	246	-	5,344	8,924

Year ended March 31, 2023

	Corporate finance services segment	Wealth management services segment	Asset management services segment	Virtual assets services segment	Corporate	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Revenues - excluding interest income	951	3,086	389	-	-	4,426
Revenues - interest income	-	27	-	-	-	27
Total revenues	951	3,113	389	-	-	4,453

Sales and marketing expenses	-	(121)	-	-	(330)	(451)
Employee benefits expenses	-	-	-	-	(1,289)	(1,289)
Depreciation of property and equipment	-	-	-	-	(18)	(18)
General and administrative expenses	-	(495)	(1)	-	(893)	(1,389)
Provision for expected credit losses	-	(18)	-	-	-	(18)
Total expenses	-	(634)	(1)	-	(2,530)	(3,165)

Other income	-	-	1	-	60	61

Income (loss) before income tax expense	951	2,479	389	-	(2,470)	1,349

Total assets	600	6,388	345	-	2,894	10,227
Total liabilities	(120)	(6,349)	-	-	(417)	(6,886)

Net assets	480	39	345	-	2,477	3,341